STOCK-BASED COMPENSATION Restricted Stock Award Activity (Detail) (Restricted Stock)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	0	56,844
Awarded	300,000	0
Vested	(275,000)	(56,844)
Forfeited	0	0
Non Vested, Ending Balance	25,000	0